Condensed Consolidated Statements of Changes in Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings Unrestricted [Member]	Retained Earnings Statutor Reserve [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Mar. 31, 2019	$ 25,346	$ 61,050	$ (2,250,770)	$ 21,779	$ (34,955)	$ (2,177,550)
Beginning balance, shares at Mar. 31, 2019	25,346,004
Foreign currency translation					91,443	91,443
Net income (loss)			(980,617)			(980,617)
Transfer to Statutory reserve			(1,735)	1,735
Ending balance, value at Mar. 31, 2020	$ 25,346	61,050	(3,233,122)	23,514	56,488	(3,066,724)
Ending balance, shares at Mar. 31, 2020	25,346,004
Paid in capital	$ 747	3,734,253				3,735,000
Paid in capital, shares	747,000
Movement of Statutory reserve		20,630	(10,779)	(9,851)
Foreign currency translation					(173,879)	(173,879)
Net income (loss)			(3,560,206)			(3,560,206)
Ending balance, value at Dec. 31, 2020	$ 26,093	3,815,933	(6,804,107)	13,663	(117,391)	(3,065,809)
Ending balance, shares at Dec. 31, 2020	26,093,004
Beginning balance, value at Mar. 31, 2020	$ 25,346	61,050	(3,233,122)	23,514	56,488	(3,066,724)
Beginning balance, shares at Mar. 31, 2020	25,346,004
Foreign currency translation					(159,605)	(159,605)
Net income (loss)			(3,590,169)			(3,590,169)
Issuance of common stocks for cash	$ 1,347	6,733,653				6,735,000
Issuance of common stocks for cash, shares	1,347,000
Appropriation of Statutory reserve and release of Statutory Reserve with disposition of subsidiaries		20,630	(10,937)	(9,693)
Ending balance, value at Mar. 31, 2021	$ 26,693	6,815,333	(6,834,228)	13,821	(103,117)	(81,498)
Ending balance, shares at Mar. 31, 2021	26,693,004
Beginning balance, value at Sep. 30, 2020	$ 26,093	3,795,303	(6,489,747)	23,514	(31,663)	(2,676,500)
Beginning balance, shares at Sep. 30, 2020	25,346,004
Movement of Statutory reserve		20,630	(10,779)	(9,851)
Foreign currency translation					(85,728)	(85,728)
Net income (loss)			(303,581)			(303,581)
Ending balance, value at Dec. 31, 2020	$ 26,093	3,815,933	(6,804,107)	13,663	(117,391)	(3,065,809)
Ending balance, shares at Dec. 31, 2020	26,093,004
Beginning balance, value at Mar. 31, 2021	$ 26,693	6,815,333	(6,834,228)	13,821	(103,117)	(81,498)
Beginning balance, shares at Mar. 31, 2021	26,693,004
Foreign currency translation					(62,897)	(62,897)
Net income (loss)			122,587			122,587
Ending balance, value at Dec. 31, 2021	$ 26,693	6,815,333	(6,711,641)	13,821	(166,014)	(21,808)
Ending balance, shares at Dec. 31, 2021	26,693,004
Beginning balance, value at Sep. 30, 2021	$ 26,093	6,815,333	(6,723,260)	13,821	(137,259)	(4,672)
Beginning balance, shares at Sep. 30, 2021	26,693,004
Foreign currency translation					(28,755)	(28,755)
Net income (loss)			11,619			11,619
Ending balance, value at Dec. 31, 2021	$ 26,693	$ 6,815,333	$ (6,711,641)	$ 13,821	$ (166,014)	$ (21,808)
Ending balance, shares at Dec. 31, 2021	26,693,004